Note Income taxes (Components of income tax expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense
Subtotal current income tax expense	$ 23,402	$ 18,090	$ 23,956
Deferred income tax expense (benefit)
Adjustment for enacted changes in income tax laws.	168,358	0	0
Subtotal deferred income tax expense (benefit)	207,428	60,694	(519,128)
Income tax expense	230,830	78,784	(495,172)
PUERTO RICO
Current income tax expense
Puerto Rico	17,356	11,031	16,675
Deferred income tax expense (benefit)
Puerto Rico	31,132	36,423	63,808
Income tax expense	230,830	78,784	(495,172)
UNITED STATES
Current income tax expense
Federal and States	6,046	7,059	7,281
Deferred income tax expense (benefit)
Federal and States	$ 7,938	$ 24,271	(582,936)
Adjustment for enacted changes in income tax laws.			$ 589,000